Business Acquisitions - Measurement Period Adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Business Acquisition [Line Items]
Future post-combination employment expense		$ 16
Total purchase price		742
Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)		2
Acquired technology		233
Goodwill		540
Other acquisitions
Business Acquisition [Line Items]
Future post-combination employment expense	$ 5
Acquired technology	5
Goodwill	1
WatchDox Ltd.
Business Acquisition [Line Items]
Total purchase price		59
Acquired technology		30
Goodwill		28
AtHoc, Inc.
Business Acquisition [Line Items]
Future post-combination employment expense		10
Total purchase price		250
Acquired technology		55
Goodwill		191
Good Technology Corporation
Business Acquisition [Line Items]
Future post-combination employment expense		6
Total purchase price	$ 425	425
Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)		2
Acquired technology		148
Goodwill		313
Encription
Business Acquisition [Line Items]
Total purchase price		8
Goodwill		$ 8